Accounts payable, and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 22,085	$ 12,325
Accrued compensation and benefits	20,409	9,528
Accrued payroll taxes on stock-based compensation	5,689	1,170
Acquisition-related payables	13,792	7,318
Other	3,077	469
Total accounts payable and accrued liabilities	$ 65,052	$ 30,810